EMPLOYEE BENEFITS - Ageing oustanding phantom shares (Details) R in Millions	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R) shares
June 30 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares outstanding | R	13.2	0.0
Phantom shares Granted November 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares outstanding		20,189,467
Phantom shares Granted November 2015 [Member] | June 30 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares outstanding		4,037,893.4
Phantom shares Granted November 2015 [Member] | June 30 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares outstanding		6,056,840.1
Phantom shares Granted November 2015 [Member] | June 30 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares outstanding		10,094,733.5